Cash and Marketable Securities - Tables 1 & 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Investments
Cash and cash equivalents	$ 30.1	$ 48.3	$ 80.7	$ 31.7
Restricted Cash	35.3	36.5
Restricted Marketable Securities	45.2	37.5
Total	110.6	122.3
Cash [Member]
Components of Investments
Cash and cash equivalents	30.1	48.3
Restricted Cash	35.3	36.5
Restricted Marketable Securities	0	0
Total	65.4	84.8
Equity Securities [Member]
Components of Investments
Cash and cash equivalents	0	0
Restricted Cash	0	0
Restricted Marketable Securities	45.2	37.5
Total	$ 45.2	$ 37.5